Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Profit before tax	£ 4,320	£ 3,840
Adjustment for non-cash and other items	2,570	5,250
Net (increase)/decrease in loans and advances at amortised cost	(3,214)	1,488
Net increase in deposits at amortised cost	9,082	6,689
Net increase in debt securities in issue	5,544	10,122
Changes in other operating assets and liabilities	11,988	(4,572)
Corporate income tax (paid)/received	(372)	152
Net cash from operating activities	29,918	22,969
Net cash from investing activities	(3,148)	(1,241)
Net cash from financing activities	(3,622)	1,575
Effect of exchange rates on cash and cash equivalents	335	(2,633)
Net increase in cash and cash equivalents	23,483	20,670
Cash and cash equivalents at beginning of the period	229,953	200,695
Cash and cash equivalents at end of the period	£ 253,436	£ 221,365